INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS, NET [Abstract]
Intangible Assets
The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	Licensing fee $	IP right $	Trademarks $	Others $	Total $

Balance at January 1, 2018	16,312	9,248	10,145	1,628	37,333
Additions	3,221	406	–	1,618	5,245
Amortization expense	(17,573)	(4,348)	(1,068)	(837)	(23,826)
Impairment	(112)	(5,054)	–	–	(5,166)
Disposal	–	–	–	(245)	(245)
Exchange differences	(280)	(128)	–	(46)	(454)

Balance at January 1, 2019	1,568	124	9,077	2,118	12,887
Additions	6,045	–	–	838	6,883
Amortization expense	(2,653)	(124)	(1,068)	(1,004)	(4,849)
Written-off	–	–	–	(2)	(2)
Exchange differences	85	–	–	16	101
Balance at December 31, 2019	5,045	–	8,009	1,966	15,020

Estimated Aggregate Amortization Expenses
The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

	Licensing fee $	IP right $	Trademarks $	Others $	Total $

2020	2,838	–	1,068	904	4,810
2021	1,314	–	1,068	609	2,991
2022	440	–	1,068	382	1,890
2023	258	–	1,068	71	1,397
2024	195	–	1,068	–	1,263
Thereafter	–	–	2,669	–	2,669
	5,045	–	8,009	1,966	15,020